General and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
PRINCIPLES OF CONSOLIDATION	PRINCIPLES OF CONSOLIDATION — The consolidated financial statements of the Company include the accounts of The AES Corporation and its controlled subsidiaries. Furthermore, VIEs in which the Company has an ownership interest and is the primary beneficiary, thus controlling the VIE, have been consolidated. Intercompany transactions and balances are eliminated in consolidation. Investments in entities where the Company has the ability to exercise significant influence, but not control, are accounted for using the equity method of accounting.
USE OF ESTIMATES	USE OF ESTIMATES — U.S. GAAP requires the Company to make estimates and assumptions that affect the asset and liability balances reported as of the date of the consolidated financial statements, as well as the revenues and expenses recognized during the reporting period. Actual results could differ from those estimates. Items subject to such estimates and assumptions include: the carrying amount and estimated useful lives of long-lived assets; asset retirement obligations; impairment of goodwill, long-lived assets and equity method investments; valuation allowances for receivables and deferred tax assets; the recoverability of regulatory assets; regulatory liabilities; the fair value of financial instruments; the fair value of assets and liabilities acquired as business combinations or as asset acquisitions by variable interest entities; contingent consideration arising from business combinations or asset acquisitions by variable interest entities; the measurement of equity method investments or noncontrolling interest using the HLBV method for certain renewable generation partnerships; pension liabilities; the incremental borrowing rates used in the determination of lease liabilities; the determination of lease and non-lease components in certain generation contracts; environmental liabilities; and potential litigation claims and settlements.
Held-for-sale and Disposal Groups [Policy Text Block]
HELD-FOR-SALE DISPOSAL GROUPS — A disposal group classified as held-for-sale is reflected on the balance sheet at the lower of its carrying amount or estimated fair value less cost to sell. A loss is recognized if the carrying amount of the disposal group exceeds its estimated fair value less cost to sell. This loss is limited to the carrying value of long-lived assets until the completion of the sale, at which point, any additional loss is recognized. If the fair value of the disposal group subsequently exceeds the carrying amount while the disposal group is still held-for-sale, any impairment expense previously recognized will be reversed up to the lesser of the previously recognized expense or the subsequent excess.
Assets and liabilities related to a disposal group classified as held-for-sale are segregated in the current balance sheet in the period in which the disposal group is classified as held-for-sale. Assets and liabilities of held-for-sale disposal groups are classified as current when they are expected to be disposed of within twelve months. Transactions between the held-for-sale disposal group and businesses that are expected to continue to exist after the disposal are not eliminated to appropriately reflect the continuing operations and balances held-for-sale. See Note 24—Held-for-Sale and Dispositions for further information.

DISCONTINUED OPERATIONS AND RECLASSIFICATIONS
DISCONTINUED OPERATIONS — Discontinued operations reporting occurs only when the disposal of a business or a group of businesses represents a strategic shift that has (or will have) a major effect on the Company's operations and financial results. The Company reports financial results for discontinued operations separately from continuing operations to distinguish the financial impact of disposal transactions from ongoing operations. Prior period amounts in the Consolidated Statements of Operations and Consolidated Balance Sheets are retrospectively revised to reflect the businesses determined to be discontinued operations. The cash flows of businesses that are determined to be discontinued operations are included within the relevant categories within operating, investing and financing activities on the face of the Consolidated Statements of Cash Flows.
Transactions between the businesses determined to be discontinued operations and businesses that are expected to continue to exist after the disposal are not eliminated to appropriately reflect the continuing operations and balances held-for-sale. The results of discontinued operations include any gain or loss recognized on closing or adjustment of the carrying amount to fair value less cost to sell, including gains or losses associated with noncontrolling interests upon completion of the disposal transaction. Adjustments related to components previously reported as discontinued operations under prior accounting guidance are presented as discontinued operations in the current period even if the disposed-of component to which the adjustments are related would not meet the criteria for presentation as a discontinued operation under current guidance.

FAIR VALUE
FAIR VALUE — Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly, hypothetical transaction between market participants at the measurement date, or exit price. The Company applies the fair value measurement accounting guidance to financial assets and liabilities in determining the fair value of investments in marketable debt and equity securities, included in the Consolidated Balance Sheet line items Short-term investments and Other noncurrent assets; derivative assets, included in Other current assets and Other noncurrent assets; and, derivative liabilities, included in Accrued and other liabilities (current) and Other noncurrent liabilities. The Company applies the fair value measurement guidance to nonfinancial assets and liabilities upon the acquisition of a business or of an asset acquisition by a variable interest entity, or in conjunction with the measurement of an asset retirement obligation or a potential impairment loss on an asset group, equity method investments, or goodwill.
When determining the fair value measurements for assets and liabilities required to be reflected at their fair values, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the assets or liabilities, such as inherent risk, transfer restrictions and risk of nonperformance. The Company is prohibited from including transaction costs and any adjustments for blockage factors in determining fair value.
In determining fair value measurements, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Assets and liabilities are categorized within a fair value hierarchy based upon the lowest level of input that is significant to the fair value measurement:
•Level 1: Quoted prices in active markets for identical assets or liabilities;
•Level 2: Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or
•Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair values of the assets or liabilities.
Any transfers between all levels within the fair value hierarchy levels are recognized at the end of the reporting period.

CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS — The Company considers unrestricted cash on hand, cash balances not restricted as to withdrawal or usage, deposits in banks, certificates of deposit and short-term marketable securities with original maturities of three months or less to be cash and cash equivalents.
RESTRICTED CASH AND DEBT SERVICE RESERVES	RESTRICTED CASH AND DEBT SERVICE RESERVES — Cash balances restricted as to withdrawal or usage, primarily via contract, are considered restricted cash.
The following table provides a summary of cash, cash equivalents, and restricted cash amounts reported on the Consolidated Balance Sheets that reconcile to the total of such amounts as shown on the Consolidated Statements of Cash Flows (in millions):

	December 31, 2022	December 31, 2021
Cash and cash equivalents	$1,374	$943
Restricted cash	536	304
Debt service reserves and other deposits	177	237
Cash, Cash Equivalents and Restricted Cash	$2,087	$1,484

INVESTMENTS IN MARKETABLE SECURITIES
INVESTMENTS IN MARKETABLE SECURITIES — The Company's marketable investments are primarily unsecured debentures, certificates of deposit, government debt securities and money market funds.
Short-term investments consist of marketable equity securities and debt securities with original maturities in excess of three months with remaining maturities of less than one year. Marketable debt securities where the Company has both the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost, net of any allowance for credit losses in accordance with ASC 326. Remaining marketable debt securities are classified as available-for-sale or trading and are carried at fair value.
Unrealized gains or losses on available-for-sale debt securities that are not credit-related are reflected in AOCL, a separate component of equity, and the Consolidated Statements of Comprehensive Income (Loss). Any credit-related impairments are recognized as an allowance with a corresponding impact recognized as a credit loss in Other Expense. Unrealized gains or losses on equity investments are reported in Other income. Interest and dividends on investments are reported in Interest income and Other income, respectively. Gains and losses on sales of investments are determined using the specific identification method.

ACCOUNTS AND NOTES RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS	ACCOUNTS AND NOTES RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS — Accounts and notes receivable are carried at amortized cost. The Company periodically assesses the collectability of accounts receivable, considering factors such as historical collection experience, the age of accounts receivable and other currently available evidence supporting collectability, and records an allowance for doubtful accounts in accordance with ASC 326 for the estimated uncollectible amount as appropriate. Credit losses on accounts and notes receivable are generally recognized in Cost of Sales. Certain of our businesses charge interest on accounts receivable. Interest income is recognized on an accrual basis. When collection of such interest is not reasonably assured, interest income is recognized as cash is received. Individual accounts and notes receivable are written off when they are no longer deemed collectible.
INVENTORY	INVENTORY — Inventory primarily consists of fuel and other raw materials used to generate power, and operational spare parts and supplies used to maintain power generation and distribution facilities. Inventory is carried at lower of cost or net realizable value. Cost is the sum of the purchase price and expenditures incurred to bring the inventory to its existing location. Inventory is primarily valued using the average cost method. Generally, if it is expected fuel inventory will not be recovered through revenue earned from power generation, an impairment is recognized to reflect the fuel at net realizable value. The carrying amount of spare parts and supplies is typically reduced only in instances where the items are considered obsolete.
LONG-LIVED ASSETS
LONG-LIVED ASSETS — Long-lived assets include property, plant and equipment, assets under finance leases and intangible assets subject to amortization (i.e., finite-lived intangible assets).
Property, plant and equipment — Property, plant and equipment are stated at cost, net of accumulated depreciation. The cost of renewals and improvements that extend the useful life of property, plant and equipment are capitalized.
Construction progress payments, engineering costs, insurance costs, salaries, interest and other costs directly relating to construction in progress are capitalized during the construction period, provided the completion of the construction project is deemed probable, or expensed at the time construction completion is determined to no longer be probable. The continued capitalization of such costs is subject to risks related to successful completion, including those related to government approvals, site identification, financing, construction permitting and contract compliance. Construction-in-progress balances are transferred to electric generation and distribution assets when an asset group is ready for its intended use. Government subsidies, liquidated damages recovered for construction delays, and income tax credits are recorded as a reduction to property, plant and equipment and reflected in cash flows from investing activities. Maintenance and repairs are charged to expense as incurred.
Depreciation, after consideration of salvage value and asset retirement obligations, is computed using the straight-line method over the estimated useful lives of the assets, which are determined on a composite or component basis. Capital spare parts, including rotable spare parts, are included in electric generation and distribution assets. If the spare part is considered a component, it is depreciated over its useful life after the part is placed in service. If the spare part is deemed part of a composite asset, the part is depreciated over the composite useful life even when being held as a spare part.
Certain of the Company's subsidiaries operate under concession contracts. Certain estimates are utilized to determine depreciation expense for the subsidiaries, including the useful lives of the property, plant and equipment and the amounts to be recovered at the end of the concession contract. The amounts to be recovered under these concession contracts are based on estimates that are inherently uncertain and actual amounts recovered may differ from those estimates. These concession contracts are not within the scope of ASC 853—Service Concession Arrangements.

INTANGIBLE ASSETS SUBJECT TO AMORTIZATION	Intangible Assets Subject to Amortization — Finite-lived intangible assets are amortized over their useful lives which range from 1 – 50 years and are included in the Consolidated Balance Sheet line item Other intangible assets. The Company accounts for purchased emission allowances as intangible assets and records an expense when they are utilized or sold. Granted emission allowances are valued at zero.
IMPAIRMENT OF LONG-LIVED ASSETS	Impairment of Long-lived Assets — When circumstances indicate the carrying amount of long-lived assets in a held-for-use asset group may not be recoverable, the Company evaluates the assets for potential impairment using internal projections of undiscounted cash flows resulting from the use and eventual disposal of the assets. Events or changes in circumstances that may necessitate a recoverability evaluation include, but are not limited to, adverse changes in the regulatory environment, unfavorable changes in power prices or fuel costs, increased competition due to additional capacity in the grid, technological advancements, declining trends in demand, or an expectation it is more likely than not that the asset will be disposed of before the end of its previously estimated useful life. If the carrying amount of the assets exceeds the undiscounted cash flows, an impairment expense is recognized for the amount by which the carrying amount of the asset group exceeds its fair value (subject to the carrying amount not being reduced below fair value for any individual long-lived asset that is determinable without undue cost and effort). An impairment expense for certain assets may be reduced by the establishment of a regulatory asset if recovery through approved rates is probable.
DEFERRED FINANCING COSTS	DEBT ISSUANCE COSTS — Costs incurred in connection with the issuance of long-term debt are deferred and presented as a direct reduction from the face amount of that debt and amortized over the related financing period using the effective interest method. Debt issuance costs related to a line-of-credit or revolving credit facility are deferred and presented as an asset and amortized over the related financing period. Make-whole payments in connection with early debt retirements are classified as cash flows used in financing activities.
EQUITY METHOD INVESTMENTS
EQUITY METHOD INVESTMENTS — Investments in entities over which the Company has the ability to exercise significant influence, but not control, are accounted for using the equity method of accounting and reported in Investments in and advances to affiliates on the Consolidated Balance Sheets. The Company’s proportionate share of the net income or loss of these companies is included in Net equity in losses of affiliates on the Consolidated Statements of Operations.
The Company utilizes the cumulative earnings approach to determine whether distributions received from equity method investees are returns on investment or returns of investment. The Company discontinues the application of the equity method when an investment is reduced to zero and the Company is not otherwise committed to provide further financial support to the investee. The Company resumes the application of the equity method accounting to the extent that net income is greater than the share of net losses not previously recorded.
Upon acquiring the investment, we determine the fair value of the identifiable assets and assumed liabilities and the basis difference between each fair value and the carrying amount of the corresponding asset or liability in the financial statements of the investee. The AES share of the amortization of the basis difference is recognized in Net equity in losses of affiliates in the Consolidated Statements of Operations over the life of the asset or liability.
The Company periodically assesses if impairment indicators exist at our equity method investments. When an impairment is observed, any excess of the carrying amount over its estimated fair value is recognized as impairment expense when the loss in value is deemed other-than-temporary and included in Other non-operating expense in the Consolidated Statements of Operations.
GOODWILL AND INDEFINITE-LIVED INTANGIBLE ASSETS
GOODWILL AND INDEFINITE-LIVED INTANGIBLE ASSETS — The Company evaluates goodwill and indefinite-lived intangible assets for impairment on an annual basis and whenever events or changes in circumstances necessitate an evaluation for impairment. The Company's annual impairment testing date is October 1st.
Goodwill — Goodwill represents the excess of the purchase price of the business acquisition over the fair value of identifiable net assets acquired. Goodwill resulting from an acquisition is assigned to the reporting units that are expected to benefit from the synergies of the acquisition. Generally, each AES business with a goodwill balance constitutes a reporting unit as they are not similar to other businesses in a segment nor are they reported to segment management together with other businesses.
Goodwill is evaluated for impairment either under the qualitative assessment option or the quantitative test option to determine the fair value of the reporting unit. If goodwill is determined to be impaired, an impairment loss measured at the amount by which the reporting unit’s carrying amount exceeds its fair value, not to exceed the carrying amount of goodwill, is recorded.
Indefinite-Lived Intangible Assets — The Company's indefinite-lived intangible assets primarily include land-use rights and water rights. Indefinite-lived intangible assets are evaluated for impairment either under the qualitative assessment option or by performing the quantitative impairment test. If the carrying amount of an intangible asset being tested for impairment exceeds its fair value, the excess is recognized as impairment expense.
REGULATORY ASSETS AND LIABILITIES	REGULATORY ASSETS AND LIABILITIES — The Company recognizes assets and liabilities that result from regulated ratemaking processes. Regulatory assets generally represent incurred costs which have been deferred due to the probable future recovery via customer rates. Generally, returns earned on regulatory assets are reflected in the Consolidated Statements of Operations within Interest Income. Regulatory liabilities generally represent obligations to refund customers. Management continually assesses whether regulatory assets are probable of future recovery and regulatory liabilities are probable of future payment by considering factors such as applicable regulatory changes, recent rate orders applicable to other regulated entities, and the status of any pending or potential deregulation legislation. If future recovery of costs previously deferred ceases to be probable, the related regulatory assets are written off and recognized in income from continuing operations.
PENSION AND OTHER POSTRETIREMENT PLANS	PENSION AND OTHER POSTRETIREMENT PLANS — The Company recognizes in its Consolidated Balance Sheets an asset or liability reflecting the funded status of pension and other postretirement plans with current-year changes in actuarial gains or losses recognized in AOCL, except for those plans at certain of the Company's regulated utilities that can recover portions of their pension and postretirement obligations through future rates. All plan assets are recorded at fair value. AES follows the measurement date provisions of the accounting guidance, which require a year-end measurement date of plan assets and obligations for all defined benefit plans.
INCOME TAXES
INCOME TAXES — Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities, and their respective income tax basis. The Company establishes a valuation allowance when it is more likely than not that all or a portion of a deferred tax asset will not be realized. The Company's tax positions are evaluated under a more likely than not recognition threshold and measurement analysis before they are recognized for financial statement reporting.
Uncertain tax positions have been classified as noncurrent income tax liabilities unless expected to be paid within one year. The Company's policy for interest and penalties related to income tax exposures is to recognize interest and penalties as a component of the provision for income taxes in the Consolidated Statements of Operations.
The Company has elected to treat GILTI as an expense in the period in which the tax is accrued. Accordingly, no deferred tax assets or liabilities are recorded related to GILTI.
The Company applies the flow-through method to account for its investment tax credits.
The Company's accounting policy for releasing the income tax effects from AOCL occurs on a portfolio basis.
The Company has elected an accounting policy not to consider the effects of being subject to the corporate alternative minimum tax in future periods when assessing the realizability of our deferred tax assets, carryforwards, and tax credits. Any effect on the realization of deferred tax assets will be recognized in the period they arise.
The Company's policy for interest and penalties related to income tax exposures is to recognize interest and penalties as a component of the provision for income taxes in the Consolidated Statements of Operations.
ASSET RETIREMENT OBLIGATIONS	ASSET RETIREMENT OBLIGATIONS — The Company records the fair value of a liability for a legal obligation to retire an asset in the period in which the obligation is incurred. When a new liability is recognized, the Company capitalizes the costs of the liability by increasing the carrying amount of the related long-lived asset. The liability is accreted to its present value each period and the capitalized cost is depreciated over the useful life of the related asset. Upon settlement of the obligation, the Company eliminates the liability and, based on the actual cost to retire, may incur a gain or loss.
NONCONTROLLING INTERESTS
NONCONTROLLING INTERESTS — Noncontrolling interests are classified as a separate component of equity in the Consolidated Balance Sheets and Consolidated Statements of Changes in Equity. Additionally, net income and comprehensive income attributable to noncontrolling interests are reflected separately from consolidated net income and comprehensive income on the Consolidated Statements of Operations and Consolidated Statements of Changes in Equity. Any change in ownership of a subsidiary while the controlling financial interest is retained is accounted for as an equity transaction between the controlling and noncontrolling interests. Losses continue to be attributed to the noncontrolling interests, even when the noncontrolling interests' basis has been reduced to zero.
Equity securities with redemption features that are not solely within the control of the issuer are classified as temporary equity and are included in Redeemable stock of subsidiaries on the Consolidated Balance Sheet. Generally, initial measurement will be at fair value. The subsequent allocation of income and dividends is classified in temporary equity. Subsequent measurement and classification vary depending on whether the instrument is probable of becoming redeemable. For those securities that are currently redeemable or where it is probable that the instrument will become redeemable, AES recognizes any changes from the carrying value to redemption value at each reporting period against retained earnings or additional paid-in capital in the absence of retained earnings; such adjustments are classified in temporary equity. When the equity instrument is not probable of becoming redeemable, no adjustment to the carrying value is recognized. Instruments that are mandatorily redeemable are classified as a liability.

FOREIGN CURRENCY TRANSLATION	FOREIGN CURRENCY TRANSLATION — A business's functional currency is the currency of the primary economic environment in which the business operates and is generally the currency in which the business generates and expends cash. Subsidiaries and affiliates whose functional currency is a currency other than the U.S. dollar translate their assets and liabilities into U.S. dollars at the current exchange rates in effect at the end of the fiscal period. Adjustments arising from the translation of the balance sheet of such subsidiaries are included in AOCL. The revenue and expense accounts of such subsidiaries and affiliates are translated into U.S. dollars at the average exchange rates for the period. Gains and losses on intercompany foreign currency transactions that are long-term in nature and which the Company does not intend to settle in the foreseeable future, are also recognized in AOCL. Gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in determining net income. Accumulated foreign currency translation adjustments are reclassified from AOCL to net income only when realized upon sale or upon complete or substantially complete liquidation of the investment in a foreign entity. The accumulated adjustments are included in carrying amounts in impairment assessments where the Company has committed to a plan that will cause the accumulated adjustments to be reclassified to earnings
REVENUE RECOGNITION
REVENUE RECOGNITION — Revenue is earned from the sale of electricity from our utilities,the production and sale of electricity and capacity from our generation facilities, and development and construction of generation facilities. Revenue is recognized upon the transfer of control of promised goods or services to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services. Revenue is recorded net of any taxes assessed on and collected from customers, which are remitted to the governmental authorities.
Utilities — Our utilities sell electricity directly to end-users, such as homes and businesses, and bill customers directly. The majority of our utility contracts have a single performance obligation, as the promises to transfer energy, capacity, and other distribution and/or transmission services are not distinct. Additionally, as the performance obligation is satisfied over time as energy is delivered, and the same method is used to measure progress, the performance obligation meets the criteria to be considered a series. Utility revenue is classified as regulated on the Consolidated Statements of Operations.
In exchange for the right to sell or distribute electricity in a service territory, our utility businesses are subject to government regulation. This regulation sets the framework for the prices (“tariffs”) that our utilities are allowed to charge customers for electricity. Since tariffs are determined by the regulator, the price that our utilities have the right to bill corresponds directly with the value to the customer of the utility's performance completed in each period. The Company also has some month-to-month contracts. Revenue under these contracts is recognized using an output method measured by the MWh delivered each month, which best depicts the transfer of goods or services to the customer, at the approved tariff.
The Company has businesses where it sells and purchases power to and from ISOs and RTOs. Our utility businesses generally purchase power to satisfy the demand of customers that is not contracted through separate PPAs. In these instances, the Company accounts for these transactions on a net hourly basis because the transactions are settled on a net hourly basis. In limited situations, a utility customer may choose to receive generation services from a third-party provider, in which case the Company may serve as a billing agent for the provider and recognize revenue on a net basis.
Generation — Most of our generation fleet sells electricity under contracts to customers such as utilities, industrial users, and other intermediaries. Our generation contracts, based on specific facts and circumstances, can have one or more performance obligations as the promise to transfer energy, capacity, and other services may or may not be distinct depending on the nature of the market and terms of the contract.
For contracts determined to have multiple performance obligations, we allocate revenue to each performance obligation based on its relative standalone selling price using a market or expected cost plus margin approach. Additionally, the Company allocates variable consideration to one or more, but not all, distinct goods or services that form part of a single performance obligation when (1) the variable consideration relates specifically to the efforts to transfer the distinct good or service and (2) the variable consideration depicts the amount to which the Company expects to be entitled in exchange for transferring the promised good or service to the customer.
If the contract is determined to contain a performance obligation related to capacity, the performance obligation is generally satisfied over time, and if we use the same method to measure progress, the performance obligations meet the criteria to be considered a series. In measuring progress toward satisfaction of a performance obligation, the Company applies the "right to invoice" practical expedient when available and recognizes revenue in the amount to which the Company has a right to consideration from a customer that corresponds directly with the value of the performance completed to date. Revenue from generation businesses is classified as non-regulated on the Consolidated Statements of Operations.
Energy performance obligations are recognized using an output method, as energy delivered best depicts the transfer of goods or services to the customer. Performance obligations to deliver energy are generally satisfied when the MW is generated. In certain contracts, if plant availability exceeds a contractual target, the Company may receive a performance bonus payment, or if the plant availability falls below a guaranteed minimum target, we may incur a non-availability penalty. Such bonuses or penalties represent a form of variable consideration and are estimated and recognized when it is probable that there will not be a significant reversal.
Certain generation contracts contain operating and sales-type leases where capacity payments are generally considered lease elements. In such cases, the allocation between the lease and non-lease elements is made at the inception of the lease following the guidance in ASC 842.
In assessing whether variable quantities are considered variable consideration or an option to acquire additional goods and services, the Company evaluates the nature of the promise and the legally enforceable rights in the contract. In some contracts, such as requirement contracts, the legally enforceable rights merely give the customer a right to purchase additional goods and services which are distinct. In these contracts, the customer's action results in a new obligation, and the variable quantities are considered an option.
When energy or capacity is sold or purchased in the spot market or to ISOs, the Company assesses the facts and circumstances to determine gross versus net presentation of spot revenues and purchases. Generally, the nature of the performance obligation is to sell surplus energy or capacity above contractual commitments, or to purchase energy or capacity to satisfy deficits. Generally, on an hourly basis, a generator is either a net seller or a net buyer in terms of the amount of energy or capacity transacted with the ISO. In these situations, the Company recognizes revenue for the hours where the generator is a net seller and cost of sales for the hours where the generator is a net buyer.
The transaction price allocated to a construction performance obligation is recognized as revenue over time as construction activity occurs, with revenue being fully recognized upon completion of construction. These contracts may include a difference in timing between revenue recognition and the collection of cash receipts, which may be collected over the term of the entire arrangement. The timing difference could result in a significant financing component for the construction performance obligation if determined to be a material component of the transaction price. The Company accounts for a significant financing component under the effective interest rate method, recognizing a long-term receivable for the expected future payments related to the construction performance obligation in the Loan Receivable line item on the Consolidated Balance Sheets. As payments are collected from the customer over the term of the contract, consideration related to the construction performance obligation is bifurcated between the principal repayment of the long-term receivable and the related interest income, recognized in the Consolidated Statements of Operations.
Contract Balances — The timing of revenue recognition, billings, and cash collections results in accounts receivable and contract liabilities. Accounts receivable represent unconditional rights to consideration and consist of both billed amounts and unbilled amounts typically resulting from sales under long-term contracts when revenue recognized exceeds the amount billed to the customer. We bill both generation and utilities customers on a contractually agreed-upon schedule, typically at periodic intervals (e.g., monthly). The calculation of revenue earned but not yet billed is based on the number of days not billed in the month, the estimated amount of energy delivered during those days and the estimated average price per customer class for that month.
Our contract liabilities consist of deferred revenue which is classified as current or noncurrent based on the timing of when we expect to recognize revenue. The current portion of our contract liabilities is reported in Accrued and other liabilities and the noncurrent portion is reported in Other noncurrent liabilities on the Consolidated Balance Sheets.
Remaining Performance Obligations — The transaction price allocated to remaining performance obligations represents future consideration for unsatisfied (or partially unsatisfied) performance obligations at the end of the reporting period. The Company has elected to apply the optional disclosure exemptions under ASC 606. Therefore, the amount disclosed in Note 20—Revenue excludes contracts with an original length of one year or less, contracts for which we recognize revenue based on the amount we have the right to invoice for services performed, and variable consideration allocated entirely to a wholly unsatisfied performance obligation when the consideration relates specifically to our efforts to satisfy the performance obligation and depicts the amount to which we expect to be entitled. As such, consideration for energy is excluded from the amount disclosed as the variable consideration relates to the amount of energy delivered and reflects the value the Company expects to receive for the energy transferred. Estimates of revenue expected to be recognized in future periods also exclude unexercised customer options to purchase additional goods or services that do not represent material rights to the customer.
Lessee, Leases [Policy Text Block]
LEASES — The Company has operating and finance leases for energy production facilities, land, office space, transmission lines, vehicles and other operating equipment in which the Company is the lessee. Operating leases with an initial term of 12 months or less are not recorded on the balance sheet, but are expensed on a straight-line basis over the lease term. The Company’s leases do not contain any material residual value guarantees, restrictive covenants or subleases.
Right-of-use assets represent our right to use an underlying asset for the lease term while lease liabilities represent our obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized on commencement of the lease based on the present value of lease payments over the lease term. Generally, the rate implicit in the lease is not readily determinable; as such, we use the subsidiaries’ incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company determines discount rates based on its existing credit rates of its unsecured borrowings, which are then adjusted for the appropriate lease term and currency. The right-of-use asset also includes any lease payments made and excludes lease incentives that are paid or payable to the lessee at commencement. The lease term includes the option to extend or terminate the lease if it is reasonably certain that the option will be exercised.

Lessor, Leases [Policy Text Block]
The Company has operating leases for certain generation contracts that contain provisions to provide capacity to a customer, which is a stand-ready obligation to deliver energy when required by the customer in which the Company is the lessor. Capacity payments are generally considered lease elements as they cover the majority of available output from a facility. The allocation of contract payments between the lease and non-lease elements is made at the inception of the lease. Fixed lease payments from such contracts are recognized as lease revenue on a straight-line basis over the lease term, whereas variable lease payments are recognized when earned.
The Company has sales-type leases for BESS in which the Company is the lessor. These arrangements allow customers the ability to determine when to charge and discharge the BESS, representing the transfer of control and constitutes the arrangement as a sales-type lease. Upon commencement of the lease, the book value of the leased asset is removed from the balance sheet and a net investment in sales-type lease is recognized based on the present value of fixed payments under the contract and the residual value of the underlying asset.

SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION — The Company grants share-based compensation in the form of restricted stock units, performance stock units, performance cash units, and stock options. The expense is based on the grant-date fair value of the equity or liability instrument issued and is recognized on a straight-line basis over the requisite service period, net of estimated forfeitures. The Company uses a Black-Scholes option pricing model to estimate the fair value of stock options granted to its employees.
GENERAL AND ADMINISTRATIVE EXPENSES	GENERAL AND ADMINISTRATIVE EXPENSES — General and administrative expenses include corporate and other expenses related to corporate staff functions and initiatives, primarily executive management, finance, legal, human resources, and information systems, which are not directly allocable to our business segments. Additionally, all costs associated with corporate business development efforts are classified as general and administrative expenses.
DERIVATIVES AND HEDGING ACTIVITIES
DERIVATIVES AND HEDGING ACTIVITIES — Under the accounting standards for derivatives and hedging, the Company recognizes all contracts that meet the definition of a derivative, except those designated as normal purchase or normal sale at inception, as either assets or liabilities in the Consolidated Balance Sheets and measures those instruments at fair value. See Note 5—Fair Value and Fair value in this section for additional discussion regarding the determination of fair value.
PPAs and fuel supply agreements are evaluated to assess if they contain either a derivative or an embedded derivative requiring separate valuation and accounting. Generally, these agreements do not meet the definition of a derivative, often due to the inability to be net settled. On a quarterly basis, we evaluate the markets for commodities to be delivered under these agreements to determine if facts and circumstances have changed such that the agreements could be net settled and meet the definition of a derivative.
The Company typically designates its derivative instruments as cash flow hedges if they meet the criteria specified in ASC 815, Derivatives and Hedging. The Company enters into interest rate swap agreements in order to hedge the variability of expected future cash interest payments. Foreign currency contracts are used to reduce risks arising from the change in fair value of certain foreign currency denominated assets and liabilities. The objective of these practices is to minimize the impact of foreign currency fluctuations on operating results. The Company also enters into commodity contracts to economically hedge price variability inherent in electricity sales arrangements. The objectives of the commodity contracts are to minimize the impact of variability in spot electricity prices and stabilize estimated revenue streams. The Company does not use derivative instruments for speculative purposes.
For our hedges, changes in fair value are deferred in AOCL and are recognized into earnings as the hedged transactions affect earnings. If a derivative is no longer highly effective, hedge accounting will be discontinued prospectively. For cash flow hedges of forecasted transactions, AES estimates the future cash flows of the forecasted transactions and evaluates the probability of the occurrence and timing of such transactions.
Changes in the fair value of derivatives not designated and qualifying as cash flow hedges are immediately recognized in earnings. Regardless of when gains or losses on derivatives are recognized in earnings, they are generally classified as interest expense for interest rate and cross-currency derivatives, foreign currency transaction gains or losses for foreign currency derivatives, and non-regulated revenue or non-regulated cost of sales for commodity and other derivatives. Cash flows arising from derivatives are included in the Consolidated Statements of Cash Flows as an operating activity given the nature of the underlying risk being economically hedged and the lack of significant financing elements, except that cash flows on designated and qualifying hedges of variable-rate interest during construction are classified as an investing activity. The Company has elected not to offset net derivative positions in the financial statements.
CREDIT LOSSES — In accordance with ASC 326, the Company records an allowance for current expected credit losses (“CECL”) for accounts and notes receivable, financing receivables, contract assets, net investments in leases recognized as a lessor, held-to-maturity debt securities, financial guarantees related to the non-payment of a financial obligation, and off-balance sheet credit exposures not accounted for as insurance. The CECL allowance is based on the asset's amortized cost and reflects management's expected risk of credit losses over the remaining contractual life of the asset. CECL allowances are estimated using relevant information about the collectibility of cash flows and consider information about past events, current conditions, and reasonable and supportable forecasts of future economic conditions. See New Accounting Pronouncements below for further information regarding the impact on the Company's financial statements upon adoption of ASC 326.
The following table represents the rollforward of the allowance for credit losses for the periods indicated (in millions):

Twelve Months Ended December 31, 2022	Accounts Receivable (1)	Mong Duong Loan Receivable	Argentina Receivables(2)	Lease Receivable (3)	Other	Total
CECL reserve balance at beginning of period	$9	$30	$23	$—	$1	$63
Current period provision	10	—	22	20	1	53
Write-offs charged against allowance	(19)	—	—	—		(19)
Recoveries collected	3	(2)	(1)	—	—	—
Foreign exchange	—	—	(14)	—	—	(14)
CECL reserve balance at end of period	$3	$28	$30	$20	$2	$83

Twelve Months Ended December 31, 2021	Accounts Receivable (1)	Mong Duong Loan Receivable	Argentina Receivables	Other	Total
CECL reserve balance at beginning of period	$9	$32	$20	$1	$62
Current period provision	9	—	7	—	16
Write-offs charged against allowance	(11)	—	—	—	(11)
Recoveries collected	2	(2)	—	—	—
Foreign exchange	—	—	(4)	—	(4)
CECL reserve balance at end of period	$9	$30	$23	$1	$63
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(1)Excludes operating lease receivable allowances and contractual dispute allowances of $1 million and $2 million as of December 31, 2022 and 2021, respectively. Those reserves are not in scope under ASC 326.
(2)Increase in CECL reserve balance for regulatory receivables in Argentina.
(3)Lease receivable credit losses allowance at Southland Energy (AES Gilbert).

DERIVATIVES OFFSETTING FAIR VALUE AMOUNTS	The Company has elected not to offset net derivative positions in the financial statements.
CREDIT LOSSES — In accordance with ASC 326, the Company records an allowance for current expected credit losses (“CECL”) for accounts and notes receivable, financing receivables, contract assets, net investments in leases recognized as a lessor, held-to-maturity debt securities, financial guarantees related to the non-payment of a financial obligation, and off-balance sheet credit exposures not accounted for as insurance. The CECL allowance is based on the asset's amortized cost and reflects management's expected risk of credit losses over the remaining contractual life of the asset. CECL allowances are estimated using relevant information about the collectibility of cash flows and consider information about past events, current conditions, and reasonable and supportable forecasts of future economic conditions. See New Accounting Pronouncements below for further information regarding the impact on the Company's financial statements upon adoption of ASC 326.
The following table represents the rollforward of the allowance for credit losses for the periods indicated (in millions):

Twelve Months Ended December 31, 2022	Accounts Receivable (1)	Mong Duong Loan Receivable	Argentina Receivables(2)	Lease Receivable (3)	Other	Total
CECL reserve balance at beginning of period	$9	$30	$23	$—	$1	$63
Current period provision	10	—	22	20	1	53
Write-offs charged against allowance	(19)	—	—	—		(19)
Recoveries collected	3	(2)	(1)	—	—	—
Foreign exchange	—	—	(14)	—	—	(14)
CECL reserve balance at end of period	$3	$28	$30	$20	$2	$83

Twelve Months Ended December 31, 2021	Accounts Receivable (1)	Mong Duong Loan Receivable	Argentina Receivables	Other	Total
CECL reserve balance at beginning of period	$9	$32	$20	$1	$62
Current period provision	9	—	7	—	16
Write-offs charged against allowance	(11)	—	—	—	(11)
Recoveries collected	2	(2)	—	—	—
Foreign exchange	—	—	(4)	—	(4)
CECL reserve balance at end of period	$9	$30	$23	$1	$63
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(1)Excludes operating lease receivable allowances and contractual dispute allowances of $1 million and $2 million as of December 31, 2022 and 2021, respectively. Those reserves are not in scope under ASC 326.
(2)Increase in CECL reserve balance for regulatory receivables in Argentina.
(3)Lease receivable credit losses allowance at Southland Energy (AES Gilbert).

Earnings Per Share, Policy [Policy Text Block]	Basic and diluted earnings per share are based on the weighted-average number of shares of common stock and potential common stock outstanding during the period. Potential common stock, for purposes of determining diluted earnings per share, includes the effects of dilutive RSUs, stock options, and equity units. The effect of such potential common stock is computed using the treasury stock method for RSUs and stock options, and is computed using the if-converted method for equity units.